13F-HR
		Form 13F Holdings Report


                        UNITED STATES
               SECURITIES AND EXCHANGE COMMISION
                   Washington, D.C.  20549

                        FORM 13F

                  FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: March 31, 2003

Check here if Amendment  [  ]; Amendment Number
This Amendment (Check only one.):[   ] is a restatement
				[   ]  adds new holding entries.


Institutional Investment Manager Filing this Report:

Name:		The Keller Group Investment Management, Inc.
Address: 	18300 Von Karman Avenue
		Suite  600
		Irvine, CA  92612-1051

13F File Number: 	28-05785

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedule, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Gregory S. Bruce
Title:	Controller
Phone:	949-476-0300
Signature, Place, and Date of Signing:


Gregory S. Bruce		Irvine, California	      May 9, 2003

Report Type  (Check only one.):

[ X]	13F HOLDINGS REPORT.

[   ]	13F NOTICE.

[   ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0
Form 13F Information Table Entry Total: 	51
Form 13F Information Table Value Total: 	$157,526

List of Other Included Managers:

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
5G Wireless Communications     COM              33828u104        1   400000 SH       SOLE                   400000
Abbott Laboratories            COM              002824100     3855   102488 SH       SOLE                   102488
American International Group   COM              026874107     3394    68629 SH       SOLE                    68629
Amgen Inc.                     COM              031162100      678    11773 SH       SOLE                    11773
AOL Time Warner                COM              00184a105      208    19178 SH       SOLE                    19178
Automatic Data Processing      COM              053015103     3805   123593 SH       SOLE                   123593
Bank of New York Inc.          COM              064057102     3487   170093 SH       SOLE                   170093
Baxter International Conv 7%   PFD              071813406      526    13650 SH       SOLE                    13650
Baxter International Inc.      COM              071813109     2613   140205 SH       SOLE                   140205
Burlington Resources           COM              122014103     5575   116850 SH       SOLE                   116850
Chevron Corp.                  COM              166751107      398     6158 SH       SOLE                     6158
Cisco Systems Inc.             COM              17275r102     4979   383604 SH       SOLE                   383604
Citigroup Inc                  COM              172967101     6236   181013 SH       SOLE                   181013
Comcast Corp Special Cl A      CL A SPL         20030n200     5060   184081 SH       SOLE                   184081
Commercial Capital Bancorp     COM              201621105      225    20911 SH       SOLE                    20911
Costco Companies Inc           COM              22160k105     5064   168628 SH       SOLE                   168628
Eli Lilly & Company            COM              532457108     4217    73783 SH       SOLE                    73783
Enterasys Networks Inc         COM              293637104       24    12781 SH       SOLE                    12781
Exxon Corp                     COM              30231g102      365    10443 SH       SOLE                    10443
Fannie Mae                     COM              313586109     4884    74738 SH       SOLE                    74738
Freddie Mac                    COM              313586109     5364   101018 SH       SOLE                   101018
General Dynamics Corp          COM              369550108     3650    66271 SH       SOLE                    66271
General Electric Company       COM              369604103     4690   183906 SH       SOLE                   183906
Goldman Sachs Group Inc        COM              38141g104     4590    67418 SH       SOLE                    67418
Home Depot Inc                 COM              437076102     5300   217573 SH       SOLE                   217573
Household International        COM              441815107     3994   141227 SH       SOLE                   141227
Int'l Business Machines Corp   COM              459200101      470     5994 SH       SOLE                     5994
Intel Corp.                    COM              458140100      308    18914 SH       SOLE                    18914
JP Morgan Chase & Co           COM              46625h100      462    19471 SH       SOLE                    19471
Johnson & Johnson              COM              478160104      352     6088 SH       SOLE                     6088
Kroger Co                      COM              501044101     3906   297025 SH       SOLE                   297025
Liberty Media - A              CL A             530718105     5482   563379 SH       SOLE                   563379
McLeodUSA Inc Cl A             CL A             582266102        0    12300 SH       SOLE                    12300
Microsoft Corp.                COM              594918104     6033   249174 SH       SOLE                   249174
Monsanto Corp                  COM              61166w101      418    25513 SH       SOLE                    25513
Nextwave Telecom Inc Cl B      CL B             65332m103      804   459667 SH       SOLE                   459667
Oracle Corp                    COM              68389x105      711    65515 SH       SOLE                    65515
Pepsico Inc                    COM              713448108     5473   136814 SH       SOLE                   136814
Pfizer Inc.                    COM              717081103     4977   159730 SH       SOLE                   159730
Pharmacia                      COM              71713u102     6018   138993 SH       SOLE                   138993
Qualcomm Inc                   COM              747525103    14175   393086 SH       SOLE                   393086
S&P Dep Receipts Trust Series  UNIT SER 1       78462f103      489     5774 SH       SOLE                     5774
S B C Communications           COM              78387g103      228    11353 SH       SOLE                    11353
Samaritan Pharmaceuticals      COM              79586q108        8    53500 SH       SOLE                    53500
Sara Le Corp                   COM              803111103     4751   254045 SH       SOLE                   254045
Sprint PCS Group               PCS COM SER 1    852061506      105    24156 SH       SOLE                    24156
Sun Microsystems Inc.          COM              866810104      151    46454 SH       SOLE                    46454
Target Corporation             COM              239753106     4907   167690 SH       SOLE                   167690
Walt Disney Co                 COM DISNEY       254687106     4300   252653 SH       SOLE                   252653
Washington Mutual Inc          COM              939322103     5688   161262 SH       SOLE                   161262
Waste Management Inc           COM              94106l109     4128   194883 SH       SOLE                   194883